UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2002
                                              ---------------------------

Check here if Amendment [X]; Amendment Number:   1
                                              -------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
                                   [X] corrects typographical error in date
                                       field covered by this filing, from
                                       Quarter Ended March 31, 2001 to
                                       Quarter Ended March 31, 2002

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Kim
      -------------------------------------------
Title:      Controller
      -------------------------------------------
Phone:      (212)-651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

/s/ George Kim                New York, NY         5-15-02
---------------------   ------------------------  ----------
[Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     29,715,561
                                          -----------------------

Form 13F Information Table Value Total:  $ 527,058,809
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              Item 5:
             Item 1:                               Item 2:           Item 3:              Item 4:            Shares of
          Name of Issuer                        Title of Class        CUSIP             Fair Market          Principal
                                                                      Number               Value              Amount
-----------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV                                     COMMON           401566104            1,942,920             21,000
-----------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS COM                            COMMON           00751Y10            16,192,000            352,000
-----------------------------------------------------------------------------------------------------------------------
AUTONATION INC                                     COMMON           05329W10            53,563,380          3,847,944
-----------------------------------------------------------------------------------------------------------------------
BALLY TOT FITNESS HLDG COM                         COMMON           05873K108            3,033,490            138,200
-----------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC - CL A                      COMMON           084670108            6,399,000                 90
-----------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC CL A                           COMMON           143436103               31,046              1,461
-----------------------------------------------------------------------------------------------------------------------
CENDANT CORP COM                                   COMMON           151313103           19,202,765          1,000,144
-----------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL COM                           COMMON           17003210             9,900,000            600,000
-----------------------------------------------------------------------------------------------------------------------
DAVITA INC COM                                     COMMON           23918K10            18,975,000            750,000
-----------------------------------------------------------------------------------------------------------------------
DYNATECH CORP NEW COM                              COMMON           00503U105               97,507             65,005
-----------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP COM                          COMMON           36955010            18,620,514            198,196
-----------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOMMUNICATIONS INC                COMMON           37934X100            3,503,136          2,633,937
-----------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO                              COMMON           410768105            9,675,022            537,800
-----------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COM                             COMMON           438516106           13,777,200            360,000
-----------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP COM                            COMMON           443683107            2,566,547             79,068
-----------------------------------------------------------------------------------------------------------------------
K MART CORP COM                                    COMMON           482584109              160,000            100,000
-----------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06         WARRANTS         494580111            1,159,632             72,477
-----------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06         WARRANTS         494580129            2,485,179            181,798
-----------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORP COM                         COMMON           571834100               46,307                744
-----------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC COM                             COMMON           580037109            5,919,885            380,700
-----------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                           COMMON           65332M103              853,607            334,748
-----------------------------------------------------------------------------------------------------------------------
NORTHPOINT COMMUNICATIONS STK                      COMMON           666610100              304,000          1,900,000
-----------------------------------------------------------------------------------------------------------------------
PG&E CORP                                          COMMON           69331C108           15,482,642            657,158
-----------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC COM                            COMMON           74432010            17,279,729            556,513
-----------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                                 COMMON           G7301810            23,826,840            992,785
-----------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTERNATIONAL                 COMMON           749121109            2,055,000            250,000
-----------------------------------------------------------------------------------------------------------------------
RAYTHEON CO COM NEW                                COMMON           75511150             8,218,046            200,196
-----------------------------------------------------------------------------------------------------------------------
SAXON CAPITAL INC                                  COMMON           80556P30               592,247             40,098
-----------------------------------------------------------------------------------------------------------------------
TESORO PETE CORP COM                               COMMON           88160910            16,017,000          1,140,000
-----------------------------------------------------------------------------------------------------------------------
TRW INC COM                                        COMMON           872649108           32,168,750            625,000
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                              COMMON           902124106           29,088,000            900,000
-----------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                                    COMMON           913247508            8,189,923          1,513,849
-----------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC COM                           COMMON           911905107              141,900             22,000
-----------------------------------------------------------------------------------------------------------------------
US WIRELESS DATA INC CL A NEW                      COMMON           91289940               488,000            200,000
-----------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW COM                         COMMON           91913Y10            12,875,200            260,000
-----------------------------------------------------------------------------------------------------------------------
VCA ANTECH INC COM                                 COMMON           91819410             1,890,000            140,000
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC - WI                     COMMON           93886220            12,764,210            665,843
-----------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERV COM                            COMMON           37247A10               995,352             40,200
-----------------------------------------------------------------------------------------------------------------------
IMMUNEX CORP NEW COM                               COMMON           452528102            5,862,633            193,742
-----------------------------------------------------------------------------------------------------------------------
CENTRA SOFTWARE INC COM                            COMMON           15234X10             1,205,000            250,000
-----------------------------------------------------------------------------------------------------------------------
FORT CHICAGO ENERGY                                COMMON           346921109              864,495            156,600
-----------------------------------------------------------------------------------------------------------------------
HIGHPOINT TELECOMMUNICATIONS INC.                  COMMON           430904102                6,176            617,595
-----------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                                COMMON           08658R108               37,790            354,500
-----------------------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS COM                           COMMON           097189104            2,973,733            987,951
-----------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                            COMMON           244783106                    0             17,500
-----------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                                  COMMON           G4285W100              311,717             43,294
-----------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW                            COMMON                                        0            467,500
-----------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                                 COMMON           670099100                4,153             31,950
-----------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                            COMMON           768030108              639,000            127,800
-----------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP                            COMMON           089165104              857,327             49,300
-----------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM                            COMMON           43706C100              211,925             17,300
-----------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                            PREFERRED        26854020             1,779,435             80,700
-----------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                            PREFERRED        26853P20             2,312,505            100,500
-----------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%              PREFERRED        530553304              973,216             60,826
-----------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STK 6.00% 11/01/06 SER C           PREFERRED        543885404            5,144,890            381,103
-----------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D          PREFERRED        543885602            1,215,000             90,000
-----------------------------------------------------------------------------------------------------------------------
AETNA INC NEW  CLL OPT 30.0000 01182003            CALL OPTION      1E699Q70             1,110,000              1,000
-----------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEM CLL OPT 30.0000 05182002            CALL OPTION      4M799036                82,500              1,000
-----------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEM CLL OPT 30.0000 08172002            CALL OPTION      4M799037                 4,800                 20
-----------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                              WARRANTS         104499116                    0             25,000
-----------------------------------------------------------------------------------------------------------------------
DIVA SYS CORP WT EXP 06 144A                       WARRANTS         255013112              105,950              2,119
-----------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                              WARRANTS         255013153               10,611             10,611
-----------------------------------------------------------------------------------------------------------------------
MCCAW INTERNATIONAL - WT07                         WARRANTS         579472119                1,125                225
-----------------------------------------------------------------------------------------------------------------------
NEWS CORPORATION WARRANT (@21.5)                   WARRANTS                                 38,242             15,934
-----------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                                  WARRANTS                                 24,671             24,671
-----------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                              WARRANTS         08658T112              459,150             15,305
-----------------------------------------------------------------------------------------------------------------------
WTS RAINTREE RESORTS INTL INC                      WARRANTS         189473119               12,960              4,320
-----------------------------------------------------------------------------------------------------------------------
LOEWEN GROUP INC W/RTS TO                          COMMON           54042L100               33,907             41,100
-----------------------------------------------------------------------------------------------------------------------
CALDOR CORP COM                                    COMMON           208557108                  281             28,100
-----------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                                     COMMON           577081102              407,630             19,560
-----------------------------------------------------------------------------------------------------------------------
PETSMART INC COM                                   COMMON           716768106              729,528             53,800
-----------------------------------------------------------------------------------------------------------------------
SPX CORP COM                                       COMMON           784635104            1,823,975             12,883
-----------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                              COMMON           478160104           18,220,943            280,538
-----------------------------------------------------------------------------------------------------------------------
AVAYA INC.                                         COMMON           053499109                  162                 22
-----------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC COM                              COMMON           17275R102            1,460,043             86,240
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                              COMMON           902124106            8,864,212            274,264
-----------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO                        COMMON           432848109            2,024,294            141,559
-----------------------------------------------------------------------------------------------------------------------
KROGER CO                                          COMMON           501044101            2,811,661            126,880
-----------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES COM                            COMMON           549463107                1,277                270
-----------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                                     COMMON           577081102              475,152             22,800
-----------------------------------------------------------------------------------------------------------------------
NATIONSBANK CORP                                   COMMON           629525957            5,379,158             79,082
-----------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                            COMMON           65163910             4,760,908            171,936
-----------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM                           COMMON           656569100              813,085            181,088
-----------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP COM                             COMMON           700690100            1,493,447            141,559
-----------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                     COMMON           717081103           11,095,249            279,196
-----------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                                  COMMON           693475105            5,438,790             88,450
-----------------------------------------------------------------------------------------------------------------------
RITE AID                                           COMMON           767754104               46,364             13,400
-----------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                        COMMON           786514208            1,538,513             34,174
-----------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                             COMMON           78387G103            2,221,240             59,328
-----------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM                            COMMON           166751107           16,819,919            186,329
-----------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM                               COMMON           882508104            4,565,483            137,930
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                              COMMON           902124106            1,221,276             37,787
-----------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                     COMMON           925524308            4,303,479             88,970
-----------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR                  COMMON           251566105            7,026,234            469,041
-----------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                     COMMON           254687106            5,179,152            224,400
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                              COMMON           939322103           11,150,067            336,555
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                               COMMON           949746101           10,423,400            211,000
-----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                         $527,058,809         29,715,561
-----------------------------------------------------------------------------------------------------------------------

                                                          [table continued}

                                                          [table continued}

---------------------------------------------------------------------------------------------------------------------------------
                                                                Item 6:                                        Item 8:
             Item 1:                                     Investment Discretion          Item 7:        Voting Authority Shares
                                                  -----------------------------------               -----------------------------
          Name of Issuer                                    (b) Shared-                Managers
                                                  (a) Sole   as defined  (c) Shared  -See Instr. V  (a) Sole (b) Shared (c) None
                                                             by Instr. V     Other
------------------------------------------------------------                                         --------
GUCCI GROUP NV                                        X                                                 X
------------------------------------------------------------                                         --------
ADVANCED AUTO PARTS COM                               X                                                 X
------------------------------------------------------------                                         --------
AUTONATION INC                                        X                                                 X
------------------------------------------------------------                                         --------
BALLY TOT FITNESS HLDG COM                            X                                                 X
------------------------------------------------------------                                         --------
BERKSHIRE HATHAWAY INC - CL A                         X                                                 X
------------------------------------------------------------                                         --------
CARMIKE CINEMAS INC CL A                              X                                                 X
------------------------------------------------------------                                         --------
CENDANT CORP COM                                      X                                                 X
------------------------------------------------------------                                         --------
CHIQUITA BRANDS INTL COM                              X                                                 X
------------------------------------------------------------                                         --------
DAVITA INC COM                                        X                                                 X
------------------------------------------------------------                                         --------
DYNATECH CORP NEW COM                                 X                                                 X
------------------------------------------------------------                                         --------
GENERAL DYNAMICS CORP COM                             X                                                 X
------------------------------------------------------------                                         --------
GLOBAL LIGHT TELECOMMUNICATIONS INC                   X                                                 X
------------------------------------------------------------                                         --------
HANOVER COMPRESSOR CO                                 X                                                 X
------------------------------------------------------------                                         --------
HONEYWELL INTL INC COM                                X                                                 X
------------------------------------------------------------                                         --------
HUDSON CITY BANCORP COM                               X                                                 X
------------------------------------------------------------                                         --------
K MART CORP COM                                       X                                                 X
------------------------------------------------------------                                         --------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06            X                                                 X
------------------------------------------------------------                                         --------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06            X                                                 X
------------------------------------------------------------                                         --------
MARSHALL & ILSLEY CORP COM                            X                                                 X
------------------------------------------------------------                                         --------
MCDERMOTT INTL INC COM                                X                                                 X
------------------------------------------------------------                                         --------
NEXTWAVE                                              X                                                 X
------------------------------------------------------------                                         --------
NORTHPOINT COMMUNICATIONS STK                         X                                                 X
------------------------------------------------------------                                         --------
PG&E CORP                                             X                                                 X
------------------------------------------------------------                                         --------
PRUDENTIAL FINL INC COM                               X                                                 X
------------------------------------------------------------                                         --------
PXRE GROUP LTD COM                                    X                                                 X
------------------------------------------------------------                                         --------
QWEST COMMUNICATIONS INTERNATIONAL                    X                                                 X
------------------------------------------------------------                                         --------
RAYTHEON CO COM NEW                                   X                                                 X
------------------------------------------------------------                                         --------
SAXON CAPITAL INC                                     X                                                 X
------------------------------------------------------------                                         --------
TESORO PETE CORP COM                                  X                                                 X
------------------------------------------------------------                                         --------
TRW INC COM                                           X                                                 X
------------------------------------------------------------                                         --------
TYCO INTL LTD NEW COM                                 X                                                 X
------------------------------------------------------------                                         --------
UNITEDGLOBALCOM                                       X                                                 X
------------------------------------------------------------                                         --------
US AIRWAYS GROUP INC COM                              X                                                 X
------------------------------------------------------------                                         --------
US WIRELESS DATA INC CL A NEW                         X                                                 X
------------------------------------------------------------                                         --------
VALERO ENERGY CORP NEW COM                            X                                                 X
------------------------------------------------------------                                         --------
VCA ANTECH INC COM                                    X                                                 X
------------------------------------------------------------                                         --------
WASHINGTON GROUP INTL INC - WI                        X                                                 X
------------------------------------------------------------                                         --------
GENTIVA HEALTH SERV COM                               X                                                 X
------------------------------------------------------------                                         --------
IMMUNEX CORP NEW COM                                  X                                                 X
------------------------------------------------------------                                         --------
CENTRA SOFTWARE INC COM                               X                                                 X
------------------------------------------------------------                                         --------
FORT CHICAGO ENERGY                                   X                                                 X
------------------------------------------------------------                                         --------
HIGHPOINT TELECOMMUNICATIONS INC.                     X                                                 X
------------------------------------------------------------                                         --------
BETA BRANDS INC COM                                   X                                                 X
------------------------------------------------------------                                         --------
BOGEN COMMUNICATIONS COM                              X                                                 X
------------------------------------------------------------                                         --------
DEGEORGE FINANCIAL CORP                               X                                                 X
------------------------------------------------------------                                         --------
HARBOR GLOBAL LTD                                     X                                                 X
------------------------------------------------------------                                         --------
NEWSTAR RES INC COM NEW                               X                                                 X
------------------------------------------------------------                                         --------
NOVO NETWORKS INC.                                    X                                                 X
------------------------------------------------------------                                         --------
RIVER BANK AMERICA-N.Y.                               X                                                 X
------------------------------------------------------------                                         --------
BIG FOOT FINANCIAL CORP                               X                                                 X
------------------------------------------------------------                                         --------
HOME CITY FINL CORP COM                               X                                                 X
------------------------------------------------------------                                         --------
EIX TR I QUIPS A 7.875%                               X                                                 X
------------------------------------------------------------                                         --------
EIX TR II QUIPS B 8.60%                               X                                                 X
------------------------------------------------------------                                         --------
LIBERTY GROUP PUBG INC PFD SREX14.75%                 X                                                 X
------------------------------------------------------------                                         --------
LORAL PREFERRED STK 6.00% 11/01/06 SER C              X                                                 X
------------------------------------------------------------                                         --------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D             X                                                 X
------------------------------------------------------------                                         --------
AETNA INC NEW  CLL OPT 30.0000 01182003               X                                                 X
------------------------------------------------------------                                         --------
IMCLONE SYSTEM CLL OPT 30.0000 05182002               X                                                 X
------------------------------------------------------------                                         --------
IMCLONE SYSTEM CLL OPT 30.0000 08172002               X                                                 X
------------------------------------------------------------                                         --------
BRADLEES INC WARRANTS                                 X                                                 X
------------------------------------------------------------                                         --------
DIVA SYS CORP WT EXP 06 144A                          X                                                 X
------------------------------------------------------------                                         --------
DIVA SYSTEMS WARRANTS                                 X                                                 X
------------------------------------------------------------                                         --------
MCCAW INTERNATIONAL - WT07                            X                                                 X
------------------------------------------------------------                                         --------
NEWS CORPORATION WARRANT (@21.5)                      X                                                 X
------------------------------------------------------------                                         --------
NEXTWAVE WARRANTS                                     X                                                 X
------------------------------------------------------------                                         --------
WTS BESTEL S A DE C V                                 X                                                 X
------------------------------------------------------------                                         --------
WTS RAINTREE RESORTS INTL INC                         X                                                 X
------------------------------------------------------------                                         --------
LOEWEN GROUP INC W/RTS TO                             X                                                 X
------------------------------------------------------------                                         --------
CALDOR CORP COM                                       X                                                 X
------------------------------------------------------------                                         --------
MATTEL INC COM                                        X                                                 X
------------------------------------------------------------                                         --------
PETSMART INC COM                                      X                                                 X
------------------------------------------------------------                                         --------
SPX CORP COM                                          X                                                 X
------------------------------------------------------------                                         --------
JOHNSON & JOHNSON COM                                 X                                                 X
------------------------------------------------------------                                         --------
AVAYA INC.                                            X                                                 X
------------------------------------------------------------                                         --------
CISCO SYSTEMS INC COM                                 X                                                 X
------------------------------------------------------------                                         --------
TYCO INTL LTD NEW COM                                 X                                                 X
------------------------------------------------------------                                         --------
HILTON HOTELS CORP W/RTS TO                           X                                                 X
------------------------------------------------------------                                         --------
KROGER CO                                             X                                                 X
------------------------------------------------------------                                         --------
LUCENT TECHNOLOGIES COM                               X                                                 X
------------------------------------------------------------                                         --------
MATTEL INC COM                                        X                                                 X
------------------------------------------------------------                                         --------
NATIONSBANK CORP                                      X                                                 X
------------------------------------------------------------                                         --------
NEWMONT MINING CORP COM                               X                                                 X
------------------------------------------------------------                                         --------
NORTEL NETWORKS CORP COM                              X                                                 X
------------------------------------------------------------                                         --------
PARK PL ENTMT CORP COM                                X                                                 X
------------------------------------------------------------                                         --------
PFIZER INC COM                                        X                                                 X
------------------------------------------------------------                                         --------
PNC BANK CORP COM                                     X                                                 X
------------------------------------------------------------                                         --------
RITE AID                                              X                                                 X
------------------------------------------------------------                                         --------
SAFEWAY INC                                           X                                                 X
------------------------------------------------------------                                         --------
SBC COMMUNICATIONS INC                                X                                                 X
------------------------------------------------------------                                         --------
CHEVRON CORPORATION COM                               X                                                 X
------------------------------------------------------------                                         --------
TEXAS INSTRS INC COM                                  X                                                 X
------------------------------------------------------------                                         --------
TYCO INTL LTD NEW COM                                 X                                                 X
------------------------------------------------------------                                         --------
VIACOM CLASS B                                        X                                                 X
------------------------------------------------------------                                         --------
DEUTSCHE TELEKOM AG SPONSORED ADR                     X                                                 X
------------------------------------------------------------                                         --------
WALT DISNEY CO                                        X                                                 X
------------------------------------------------------------                                         --------
WASHINGTON MUTUAL INC                                 X                                                 X
------------------------------------------------------------                                         --------
WELLS FARGO & CO-NEW                                  X                                                 X
------------------------------------------------------------                                         --------
COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------------